2025 HIGHLIGHTS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	1 Months Ended						4 Months Ended	12 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	May 31, 2025	Jan. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2025 HIGHLIGHTS
Net income for the year								R$ 6,559,657	R$ 10,380,754	R$ 4,394,861
Regulatory remeasurements - Transmission contracts								R$ 4,081,630	R$ (6,129,771)	12,144
Dividends paid, ordinary shares	R$ 4,300,000			R$ 4,000,000	R$ 4,000,000	R$ 4,000,000	R$ 8,300,000
Quantity (in shares)	2,915,428,717,000							2,915,428,717,000	2,307,099,812,000
Fund raised								R$ 8,032,447	R$ 29,965,839	R$ 11,821,045
Thermal projects
2025 HIGHLIGHTS
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations					2,394,259
Disposal group, including discontinued operation, expenses					269,783
Empresa Metropolitana de Águas e Energia S.A. - EMAE
2025 HIGHLIGHTS
Gains (losses) on disposals of investments			R$ 24,524
Losses on disposals of investments		R$ 24,524
Eletronuclear
2025 HIGHLIGHTS
Net income for the year									R$ 544,787
Assets and liabilities classified as held for sale | Eletronuclear
2025 HIGHLIGHTS
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		535,000
Consideration for the transfer		535,000
Impairment of asset held for sale		R$ 7,289,762
UHE Colíder - AXIA Energia
2025 HIGHLIGHTS
Gains (losses) on disposals of investments					157,840
Losses on disposals of investments					R$ 131,870
PNC
2025 HIGHLIGHTS
Quantity (in shares)	606,796,117,000							606,796,117,000
PREFERRED | Empresa Metropolitana de Águas e Energia S.A. - EMAE
2025 HIGHLIGHTS
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)		14,856,900
Disposal group price received per share (in real per share)		R$ 32.07
Consideration for the transfer		R$ 476,461